Finance Receivables on Nonaccrual Status (Detail) In Millions, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2012 Retail USD ($)	Mar. 31, 2012 Retail JPY (¥)	Mar. 31, 2011 Retail JPY (¥)	Mar. 31, 2012 Finance leases USD ($)	Mar. 31, 2012 Finance leases JPY (¥)	Mar. 31, 2011 Finance leases JPY (¥)	Mar. 31, 2012 Wholesale USD ($)	Mar. 31, 2012 Wholesale JPY (¥)	Mar. 31, 2011 Wholesale JPY (¥)	Mar. 31, 2012 Real Estate USD ($)	Mar. 31, 2012 Real Estate JPY (¥)	Mar. 31, 2011 Real Estate JPY (¥)	Mar. 31, 2012 Working Capital USD ($)	Mar. 31, 2012 Working Capital JPY (¥)	Mar. 31, 2011 Working Capital JPY (¥)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Finance receivables on nonaccrual status	$ 256	¥ 21,038	¥ 25,200	$ 34	¥ 2,822	¥ 2,633	$ 12	¥ 958	¥ 1,136	$ 67	¥ 5,485	¥ 6,722	$ 143	¥ 11,736	¥ 14,437	$ 0	¥ 37	¥ 272